STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

1933 Act Rule 497(j)
                                                                                                                                          1933 Act File No. 002-73948
1940 Act File No. 811-03258

Direct Dial: (215) 564-8048

March 7, 2011

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          DFA Investment Dimensions Group Inc. (the “Registrant”)
File Nos. 002-73948 and 811-03258
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 125/126 to the Registration Statement of the Registrant, except for the Statement of Additional Information relating to the Institutional Class shares of the following portfolios of the Registrant:

Enhanced U.S. Large Company Portfolio;
U.S. Large Cap Value Portfolio;
U.S. Small Cap Value Portfolio;
U.S. Targeted Value Portfolio;
U.S. Small Cap Portfolio;
U.S. Micro Cap Portfolio;
U.S. Core Equity 1 Portfolio;
U.S. Core Equity 2 Portfolio;
U.S. Vector Equity Portfolio;
DFA Real Estate Securities Portfolio;
Large Cap International Portfolio;
International Small Company Portfolio;
Japanese Small Company Portfolio;
Asia Pacific Small Company Portfolio;
United Kingdom Small Company Portfolio;
Continental Small Company Portfolio;

DFA International Real Estate Securities Portfolio;
DFA Global Real Estate Securities Portfolio;
DFA International Small Cap Value Portfolio;
International Core Equity Portfolio;
International Vector Equity Portfolio;
Emerging Markets Portfolio;
Emerging Markets Value Portfolio;
Emerging Markets Small Cap Portfolio;
Emerging Markets Core Equity Portfolio;
World ex U.S. Value Portfolio; and
DFA Commodity Strategy Portfolio.

Post-Effective Amendment Nos. 125/126 to the Registration Statement of the Registrant was filed with the Securities and Exchange Commission electronically on February 28, 2011.  The Statement of Additional Information related to the Portfolios identified above has been filed pursuant to paragraph (c) of Rule 497.

Please direct any questions or comments relating to this certification to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell